Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Deferred income tax assets:
Pension costs	$ 928	$ 1,081
Allowance for loan losses	1,420	1,255
Depreciation	294	256
Post-retirement benefits and healthcare obligations	417	289
Non-qualified benefit plans	255	617
Employee Stock Ownership Plan	368	307
Supplemental Executive Retirement Plan	112	171
Other benefit plans	18	20
Other	271	186
Total Deferred Tax Assets	4,083	4,182
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(85)	(72)
Net Deferred Tax Asset Included in Other Assets	$ 3,998	$ 4,110